Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Goodwill

	2017	2016
	$	$
Cost
Balance at January 1,	-	50,276
Acquired during the year	92,591	-
Disposal due to sale	-	(50,276)
Balance at December 31,	92,591	-

Summary of Key Assumptions Used for Assessing the Recoverable Amount of Goodwill	The key assumptions used for assessing the recoverable amount of goodwill in Integra are as follows:

Gold price ($/oz)	$1,300
Silver price ($/oz)	$16 - $18
Discount rate	7%